Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total		Common Shares	Convertible Preferred Shares	Reserves	Retained Earnings	Equity Attributable to the Shareholders of the Stars Group Inc.	Non-controlling Interests
Beginning balance at Dec. 31, 2015	$ 2,019,906		$ 887,015	$ 684,385	$ 280,964	$ 166,144	$ 2,018,508	$ 1,398
Beginning balance, shares at Dec. 31, 2015			133,426,193
Beginning balance, shares at Dec. 31, 2015				1,139,249
Net earnings (loss)	135,550	[1]				136,144	136,144	(594)
Other comprehensive income	33,870				33,870		33,870
Total comprehensive income (loss)	169,420				33,870	136,144	170,014	(594)
Issue of Common Shares in relation to exercised warrants	1,192		$ 290,174		(288,982)		1,192
Issue of Common Shares in relation to exercised warrants, shares			11,266,575
Issue of Common Shares in relation to exercised employee stock options	921		$ 1,215		(294)		921
Issue of Common Shares in relation to exercised employee stock options, shares			408,359
Stock-based compensation	10,289				10,289		10,289
Ending balance at Dec. 31, 2016	2,201,728		$ 1,178,404	$ 684,385	35,847	302,288	2,200,924	804
Ending balance, shares at Dec. 31, 2016			145,101,127
Ending balance, shares at Dec. 31, 2016				1,139,249
Net earnings (loss)	259,285					259,231	259,231	54
Other comprehensive income	(184,870)				(184,870)		(184,870)
Total comprehensive income (loss)	74,415				(184,870)	259,231	74,361	54
Issue of Common Shares in relation to exercised employee stock options	16,665
Issue of Common Shares in relation to Equity awards	16,665		$ 21,923		(5,258)		16,665
Issue of Common Shares in relation to Equity awards, shares			2,923,184
Share cancellation			$ (493)		493
Share cancellation,shares			(76,437)
Stock-based compensation	10,622				10,622		10,622
Deferred tax on stock-based compensation	359				359		359
Acquisition of non-controlling interest	(358)				467		467	(825)
Ending balance at Dec. 31, 2017	$ 2,303,431		$ 1,199,834	$ 684,385	$ (142,340)	$ 561,519	$ 2,303,398	$ 33
Ending balance, shares at Dec. 31, 2017			147,947,874
Ending balance, shares at Dec. 31, 2017				1,139,249

[1]	See notes 5 and 6 for further details on reclassifications.